Fair Value Measurements - Investment Assets At Fair Value (Details) - EBP 041 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	$ 1,578,475	$ 1,347,578
Stable value fund (GIC at contract value)	57,407	60,068
EBP, Investment, Excluding Plan Interest in Master Trust, Fair and Contract Value	1,635,882	1,407,646
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	245,006	213,437
Total | Vulcan Materials Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	101,823	106,706
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	133,306	99,467
Total | Empower self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	9,815	7,143
Total | Other domestic equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	62	121
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	245,006	213,437
Level 1 | Vulcan Materials Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	101,823	106,706
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	133,306	99,467
Level 1 | Empower self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	9,815	7,143
Level 1 | Other domestic equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	62	121
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
Level 2 | Vulcan Materials Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
Level 2 | Empower self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
Level 2 | Other domestic equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
Level 3 | Vulcan Materials Company Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
Level 3 | Empower self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
Level 3 | Other domestic equities
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	0	0
NAV | Common/collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments in the fair value hierarchy	$ 1,333,469	$ 1,134,141